LONG-TERM DEBT (Senior Note) (Details) (USD $)			12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Senior Notes	Jun. 17, 2013 Senior Notes	Dec. 31, 2013 Senior Notes Maximum	Dec. 31, 2013 Senior Notes Term 1	Dec. 31, 2013 Senior Notes Subsequent Terms	Dec. 31, 2013 Senior Notes Prior to July 1 2016	Dec. 31, 2013 Senior Notes On or After July 1 2016	Dec. 31, 2013 Senior Notes July 1 2019	Dec. 31, 2013 Finance Corp.
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary											100.00%
Senior unsecured notes	$ 300,000,000	$ 0		$ 300,000,000
Senior note, stated interest rate				7.50%
Debt issuance costs			7,300,000
Period to complete exchange offer			365 days
Debt Instrument, Increase (Decrease) in Interest Rate, Stated Percentage					1.00%	0.25%	0.25%
Exchange offer not declared effective, term 1						90 days
Exchange offer not declared effective, subsequent terms							90 days
Limit on redemption as a percentage of principal								35.00%
Redemption price as a percentage of principal								107.50%	105.625%	100.00%
Event of default, period of nonpayment			30 days
Event of default, period of noncompliance with SEC filings			180 days
Event of default, period of noncompliance with indenture agreements			30 days
Event of default, failure to pay judgments (more than)			$ 20,000,000
Event of default, Percentage of debt holders Required to declare all notes due and payable			25.00%